Related party transactions (Tables)	12 Months Ended
Aug. 31, 2021
Schedule of Related Parties Transactions

Year ended August 31,	2021	2020	2019
Consulting [1,2]	$46	$178	$153

1.	During the year ended August 31, 2021, consulting and website/data back-up services were provided by Giancarlo Volo, the Company’s former Director of Operations – Africa, and companies related to him (2021 - $21, 2020 - $18, 2019 - $23). Effective May 31, 2021, these related party services have been discontinued and a new arm’s length party has been engaged to provide these website and data back-up services prospectively.

2.	During the year ended August 31, 2021, consulting services were provided by a company controlled by Ulli Rath, a former Director of the Company (2021 - $25, 2020 - $160, 2019 - $130).

Schedule of Related Parties Compensation

Year ended August 31,	2021	2020	2019
Salaries and benefits[1]	$1,695	$643	$519
Share based payments	2,933	2,503	-
Total	$4,628	$3,146	$519

(1)	Salaries and benefits include sign-on bonuses for certain key management personnel as well as director fees. The board of directors do not have employment or service contracts with the Company. Directors are entitled to director fees and RSU's for their services and officers are entitled to cash remuneration and share based compensation for their services.